Organization and Business Description (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025
Organization and Business Description [Line Items]
Cash	$ 5,648,749	$ 3,751,921
Working capital deficit	$ 15,688,971	$ 30,294,954
Forecast [Member]
Organization and Business Description [Line Items]
Cash and cash equivalents			$ 8,285,084